Note 15 - Related Party Disclosures (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	2023	2022	2021
	$	$	$
Salaries and wages	1,059	1,555	1,501
Board fees	322	285	230
Stock option expense	1,181	886	797
	2,562	2,726	2,528